UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2959

                           Scudder Tax Free Money Fund
                           ---------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Tax-Free Money Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                           Amount ($)            Value ($)
                                                                                         ---------------------------------

Municipal Investments 101.3%
Arizona 1.6%
Phoenix, AZ, Industrial Development Authority, Multi-Family
Housing Revenue, Centertree Apartments Project,
Series A, AMT, 1.91%*, 10/15/2030                                                         1,780,000             1,780,000
Salt River, AZ, Agricultural Improvement & Power
Distribution Revenue, 2.0%, 4/7/2005                                                      1,500,000             1,500,000
                                                                                                              -----------
                                                                                                                3,280,000

Arkansas 1.2%
Pocahontas, AR, Industrial Development Revenue, MacLean
Esna LP Project, AMT, 2.0%*, 5/1/2015, Northern Trust Co. (b)                             2,500,000             2,500,000
                                                                                                              -----------
California 2.9%
California, State Department of Water Resources, Power Supply Revenue:
Series C-14, 1.85%*, 5/1/2022, Westdeutsche Landesbank (b)                                1,000,000             1,000,000
144A, Series M5J-D, 1.93%*, 5/1/2012 (a)                                                    500,000               500,000
California, State Economic Recovery Program,
Series C-15, 1.88%*, 7/1/2023 (a)                                                         1,500,000             1,500,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 3.0%, 6/30/2005                                                                 2,900,000             2,913,246
                                                                                                              -----------
                                                                                                                5,913,246

Colorado 3.0%
Adams & Weld Counties, CO, Brighton School District No. 27J,
144A, Series RR-II-R-6514, 1.9%*, 12/1/2024 (a)                                           3,000,000             3,000,000
Colorado, University Hospital Authority Revenue, Series B,
1.86%*, 11/15/2035, Citibank NA (b)                                                       1,100,000             1,100,000
Summit County, CO, School District No. RE1, 144A,
Series RR-II-R-6513, 1.9%*, 12/1/2023 (a)                                                 2,100,000             2,100,000
                                                                                                              -----------
                                                                                                                6,200,000

Delaware 1.3%
Delaware, State Economic Development Authority Revenue,
Winterthur Museum Project, 144A, 1.91%*, 9/1/2012,
Wachovia Bank NA (b)                                                                      2,700,000             2,700,000
                                                                                                              -----------
District of Columbia 1.5%
District of Columbia, General Obligation:
Series D, 1.86%*, 6/1/2029 (a)                                                            1,200,000             1,200,000
Series PT-2440, 144A, 1.9%*, 6/1/2024 (a)                                                 1,880,000             1,880,000
                                                                                                              -----------
                                                                                                                3,080,000

Florida 5.9%
Florida, Board of Education, Lottery Revenue, 144A,
Series PT-1952, 1.7%*, 1/1/2009 (a)                                                       2,545,000             2,545,000
Highlands County, FL, Health Facilities Authority Revenue,
Hospital Adventist Health, Series A, 1.87%*, 11/15/2032,
SunTrust Bank (b)                                                                         2,150,000             2,150,000
Miami-Dade County, FL, Industrial Development Authority Revenue,
Gulliver Schools Project, 1.92%*, 9/1/2029, Bank of America NA (b)                        2,090,000             2,090,000
Orange County, FL, Health Facilities Authority Revenue,
Presbyterian Retirement Project, 1.92%*, 11/1/2028,
Bank of America NA (b)                                                                    5,425,000             5,425,000
                                                                                                              -----------
                                                                                                               12,210,000

Georgia 2.1%
Greene County, GA, Development Authority Sewage Facilities Revenue,
Carey Station WRF LLC Project, AMT, 1.91%*, 9/1/2024,
Wachovia Bank NA (b)                                                                      2,000,000             2,000,000
Monroe County, GA, Development Authority Pollution Control Revenue,
Oglethorpe Power, Series B, 1.83%*, 1/1/2020 (a)                                            400,000               400,000
Willacoochie, GA, Development Authority, Pollution Control Revenue,
Langboard, Inc. Project, AMT, 1.92%*, 5/1/2021, Bank of America NA (b)                    1,960,000             1,960,000
                                                                                                              -----------
                                                                                                                4,360,000

Idaho 1.4%
Power County, ID, Industrial Development Authority, FMC Corp.
Project, AMT, 1.91%*, 4/1/2014, Wachovia Bank NA (b)                                      3,000,000             3,000,000
                                                                                                              -----------
Illinois 9.6%
Chicago, IL, De La Salle Institution Project,
1.97%*, 4/1/2027, Fifth Third Bank (b)                                                    1,810,000             1,810,000
Chicago, IL, General Obligation, Series B, 1.86%*, 1/1/2037 (a)                           1,100,000             1,100,000
Illinois, Development Finance Authority, Industrial Development
Revenue, Katlaw Tretam & Co. Project, AMT, 144A,
1.95%*, 8/1/2027, LaSalle Bank NA (b)                                                     1,700,000             1,700,000
Illinois, Development Finance Authority, Regional
Organization Bank Project, 1.97%*, 12/1/2020, Bank One NA (b)                             1,600,000             1,600,000
Illinois, Educational Facilities Authority Revenue,
Elmhurst College, 1.87%*, 3/1/2033, Bank One NA (b)                                       3,725,000             3,725,000
Illinois, State General Obligation, 3.0%, 6/3/2005                                        4,500,000             4,510,845
Illinois, Sales Tax Revenue, Series R-4516, 1.9%*, 6/15/2023                              4,495,000             4,495,000
Vernon Hills, IL, Industrial Development Revenue,
Northwestern Tool & Die Project, 144A, AMT, 1.95%*, 4/1/2025,
Harris Trust & Savings Bank (b)                                                             940,000               940,000
                                                                                                              -----------
                                                                                                               19,880,845

Indiana 2.4%
Crawfordsville, IN, Economic Development Revenue, Precision
Plastics of Indiana, AMT, 2.0%*, 6/1/2007, Northern Trust Co. (b)                           650,000               650,000
Indiana, Health Facilities Financing Authority Revenue,
Ascension Health Credit, Series A-3, 1.05%*, 3/1/2005                                     2,000,000             2,000,000
Indiana, Transportation/Tolls Revenue, 144A,
Series R-4528, 1.9%*, 6/1/2018 (a)                                                        2,290,000             2,290,000
                                                                                                              -----------
                                                                                                                4,940,000

Kentucky 2.8%
Kentucky, Economic Development Finance Authority, Health
Facilities Revenue, Easter Seal Society Project,
1.97%*, 11/1/2030, Bank One Kentucky NA (b)                                               1,180,000             1,180,000
Lexington-Fayette County, KY, Industrial Development Revenue,
YMCA Central Kentucky, Inc. Project, 1.97%*, 7/1/2019,
Bank One Kentucky NA (b)                                                                  1,490,000             1,490,000
Pendleton, KY, General Obligation, 1.75%, 4/8/2005                                        3,200,000             3,200,000
                                                                                                              -----------
                                                                                                                5,870,000

Maryland 2.0%
Gaithersburg, MD, Economic Development Revenue,
Asbury Methodist Village, 1.9%*, 1/1/2034, KBC Bank NV (b)                                4,200,000             4,200,000
                                                                                                              -----------
Michigan 7.5%
Detroit, MI, ABN AMRO Munitops Certificates Trust,
144A, Series 2003-3, 1.91%*, 1/1/2011 (a)                                                 4,475,000             4,475,000
Detroit, MI, Water Supply Systems, 144A, Series B-24,
1.91%*, 7/1/2026 (a)                                                                      4,500,000             4,500,000
Michigan, General Obligation, 2.2%, 10/5/2005                                             2,900,000             2,900,000
Michigan, Municipal Securities Trust Certificates,
144A, Series 9054, 1.92%*, 4/20/2011                                                      3,700,000             3,700,000
                                                                                                              -----------
                                                                                                               15,575,000

Minnesota 2.0%
Elk River, MN, Independent School District No. 728,
144A, Series II-R 204, 1.96%*, 2/1/2015 (a)                                                 200,000               200,000
Minnesota, General Obligation, Public Highway Improvements,
144A, Series R-4065, 1.9%*, 8/1/2023                                                      3,870,000             3,870,000
                                                                                                              -----------
                                                                                                                4,070,000

Missouri 1.0%
Missouri, Development Finance Board, Air Cargo Facility Revenue,
St. Louis Airport, AMT, 1.95%*, 3/1/2030,
American National Bank & Trust (b)                                                        2,000,000             2,000,000
                                                                                                              -----------
Nebraska 3.6%
Nebraska, Investment Finance Authority,
Single Family Housing Revenue, AMT:
Series D, 1.94%*, 9/1/2034                                                                2,497,500             2,497,500
Series E, 1.94%*, 9/1/2034                                                                4,990,000             4,990,000
                                                                                                              -----------
                                                                                                                7,487,500

New Hampshire 1.9%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue,
Waste Management of NH, Inc. Project, AMT,
1.91%*, 9/1/2012, Wachovia Bank NA (b)                                                    4,000,000             4,000,000
                                                                                                              -----------
New Jersey 7.2%
Florham Park, NJ, General Obligation,
Board of Education, 3.0%, 7/14/2005                                                       1,898,734             1,908,825
New Jersey, Economic Development Authority, 1.92%, 4/7/2005                                 380,000               380,000
New Jersey, State Tax Anticipation Notes, Series A,
3.0%, 6/24/2005                                                                           3,000,000             3,009,761
New Jersey, State Transportation Trust Fund Authority Revenue,
144A, Series PT-2494, 1.89%*, 12/15/2023 (a)                                              5,000,000             5,000,000
Salem County, NJ, Industrial Pollution Control, Financing
Authority Revenue, E.I. Du Pont de Nemours and Co., 1.85%*, 3/1/2012                      4,600,000             4,600,000
                                                                                                              -----------
                                                                                                               14,898,586

New Mexico 1.0%
New Mexico, State Tax & Revenue Anticipation Notes,
Series 2004-A, 3.0%, 6/30/2005                                                            2,000,000             2,007,239
                                                                                                              -----------
North Carolina 2.4%
North Carolina, Medical Care Community, Health Care Facilities Revenue,
First Mortgage-Friends Homes, 1.9%*, 9/1/2033, Bank of America NA (b)                     5,000,000             5,000,000
                                                                                                              -----------
North Dakota 2.9%
Grand Forks, ND, Health Care Facilities Revenue, 144A,
Series MT-050, 1.9%*, 12/1/2024 (a)                                                       6,000,000             6,000,000
                                                                                                              -----------
Ohio 1.3%
Cleveland, OH, Waterworks Revenue, Series M, 1.83%*, 1/1/2033 (a)                           795,000               795,000
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
Series A, 1.92%*, 9/1/2020, Fifth Third Bank (b)                                            730,000               730,000
Series B, 1.92%*, 9/1/2020, Fifth Third Bank (b)                                          1,165,000             1,165,000
                                                                                                              -----------
                                                                                                                2,690,000

Pennsylvania 3.2%
Dauphin County, PA, General Authority, Education & Health
Loan Program, 1.9%*, 11/1/2017 (a)                                                        4,340,000             4,340,000
Elizabethtown, PA, Area School District, Series A, 3.0%, 4/1/2005 (a)                       245,000               245,339
Pennsylvania, General Obligation, Series A-15, 1.91%*, 1/1/2017 (a)                       1,645,000             1,645,000
Pennsylvania, State Public School Building Authority, College
Revenue, Northampton Community College, 2.0%, 3/1/2005 (a)                                  325,000               325,000
                                                                                                              -----------
                                                                                                                6,555,339

South Carolina 0.9%
Marlboro County, SC, Industrial Development Revenue, Reliance
Trading Corp. Project, AMT, 1.95%*, 5/1/2017,
LaSalle National Bank (b)                                                                 1,775,000             1,775,000
                                                                                                              -----------
Texas 17.8%
Brazos River, TX, Pollution Control Revenue, Series D-1,
AMT, 1.9%*, 5/1/2033, Wachovia Bank NA (b)                                                2,470,000             2,470,000
Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities
Revenue, Waste Corp. Texas Project, AMT, 1.92%*, 9/1/2022,
Wells Fargo Bank of Texas NA (b)                                                            970,000               970,000
Harris County, TX, Health Facilities Development Corp. Revenue,
The Methodist System, Series B, 2.07%*, 12/1/2032                                         5,000,000             5,000,000
Houston, TX, General Obligation, Series C, 1.8%*, 3/9/2005                                3,000,000             3,000,000
Plano, TX, Independent School District, PT-2428, 1.9%*, 2/15/2024                         5,420,000             5,420,000
San Antonio, TX, Electric & Gas Revenue, 144A,
Series PT-1706, 1.91%*, 8/1/2012                                                          1,305,000             1,305,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                                  9,850,000             9,904,015
Texas, University of Texas, 1.85%*, 3/7/2005                                              7,000,000             7,000,000
Waco, TX, Industrial Development Corp., Economic Development
Revenue, Patriots Home of Texas Project, AMT,
2.02%*, 6/1/2014, US Bank NA (b)                                                          1,800,000             1,800,000
                                                                                                              -----------
                                                                                                               36,869,015

Utah 1.0%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc.,
Series C, 1.8%*, 5/15/2036                                                                1,700,000             1,700,000
Salt Lake County, UT, Pollution Control Revenue, Service
Station Holdings Project, 1.81%*, 2/1/2008                                                  300,000               300,000
                                                                                                              -----------
                                                                                                                2,000,000

Washington 5.3%
Northwest Washington, Electric Revenue, 144A,
Floater-PT-778, 1.9%*, 1/1/2011 (a)                                                       2,000,000             2,000,000
Washington, General Obligation, 144A, Series C-12,
1.91%*, 1/1/2027 (a)                                                                      8,870,000             8,870,000
                                                                                                              -----------
                                                                                                               10,870,000

West Virginia 0.3%
Randolph County, WV, Industrial Development Revenue, Allegheny
Wood Products Project, AMT, 2.02%*, 12/1/2007,
Bank One West Virginia (b)                                                                  550,000               550,000
                                                                                                              -----------
Wisconsin 1.4%
Wisconsin, Transportation Authority Revenue, 1.96%*, 4/7/2005                             3,000,000             3,000,000
                                                                                                              -----------
Multi-State 2.9%
ABN AMRO, Munitops Certificates Trust, 144A,
Series 2003-32, 1.91%*, 1/15/2012 (a)                                                     5,900,000             5,900,000
                                                                                                              -----------

                                                                                              % of
                                                                                            Net Assets      Value ($)
                                                                                            ----------      ---------

Total Investment Portfolio  (Cost $209,381,770)                                               101.3           209,381,770
Other Assets and Liabilities, Net                                                              -1.3            -2,779,161
                                                                                                              -----------
Net Assets                                                                                    100.0           206,602,609
                                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 28, 2005.

(a) Bond is insured by one of these companies:

                                                            As of % of Total
Insurance Coverage                                         Investment Portfolio
--------------------------------------------------------------------------------
AMBAC          AMBAC Assurance Corp.                              4.8
--------------------------------------------------------------------------------
FGIC           Financial Guaranty Insurance Company               6.7
--------------------------------------------------------------------------------
FSA            Financial Security Assurance                       8.4
--------------------------------------------------------------------------------
MBIA           Municipal Bond Investors Assurance                 9.1
--------------------------------------------------------------------------------

(b) The security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax Free Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax Free Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005